Fair value measurement - Warrants, assumptions used (Details)	Dec. 31, 2023 Y $ / shares
Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	0.0439
Warrant expected life
Assumptions used for valuation
Significant unobservable input, liabilities | Y	5
Expected volatility
Assumptions used for valuation
Significant unobservable input, liabilities	0.5335
Expected dividend yield
Assumptions used for valuation
Significant unobservable input, liabilities	0
Share price
Assumptions used for valuation
Significant unobservable input, liabilities | $ / shares	12.36